Commitments and Contingencies - Narrative (Details) R$ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 28, 2024 USD ($)	Mar. 07, 2024 USD ($)	May 31, 2024 lawsuit	Dec. 31, 2024 USD ($) item subsidiary action lawsuit	Dec. 31, 2024 BRL (R$)	Dec. 31, 2021 USD ($)	Aug. 31, 2019 defendant
Property, Plant and Equipment
Loss Contingencies [Line Items]
Estimated costs for future purchase of Property, plant and equipment that are obligated to purchase				$ 916
Asbestos Litigation
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit				660
Accrual for pending claims and litigation costs				$ 73
Loss contingency, estimated insurance recovery				$ 47
Italian Competition Authority Investigation
Loss Contingencies [Line Items]
Litigation, total number of companies | defendant							30
Fine paid						$ 138
Reduction in fine		$ 18
International Arbitration Against Venezuela
Loss Contingencies [Line Items]
Compensation awarded	$ 469
Legal costs awarded	$ 5
Combination-Related Litigation
Loss Contingencies [Line Items]
Lawsuits filed | lawsuit			2
Secretariat of the Federal Revenue Bureau of Brazil | Brazil Tax Liability
Loss Contingencies [Line Items]
Merger, number of subsidiaries | subsidiary				2
Number of proceedings | item				2
Number of lawsuits | action				2
Damages sought				$ 122	R$ 752